DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2013
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS
12.	DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS

Deposits for purchase of non-current assets consisted of the following:

	As of September 30,
	2012	2013
	US$	US$

Deposit for purchase of property, plant and equipment	131	374

	131	374